Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Plan Assets Allocation (Details) - Pension	Feb. 24, 2018	Feb. 25, 2017
Safeway Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocations	100.00%
Actual allocations	100.00%	100.00%
Safeway Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocations	65.00%
Actual allocations	65.00%	63.10%
Safeway Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target allocations	35.00%
Actual allocations	35.50%	36.20%
Safeway Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Target allocations	0.00%
Actual allocations	(0.50%)	0.70%
Shaw's Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocations	100.00%
Actual allocations	100.00%	100.00%
Shaw's Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocations	65.00%
Actual allocations	65.40%	66.70%
Shaw's Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target allocations	35.00%
Actual allocations	32.20%	33.30%
Shaw's Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Target allocations	0.00%
Actual allocations	2.40%	0.00%
United Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocations	100.00%
Actual allocations	100.00%	100.00%
United Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocations	50.00%
Actual allocations	50.10%	51.00%
United Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target allocations	50.00%
Actual allocations	47.90%	31.00%
United Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Target allocations	0.00%
Actual allocations	2.00%	18.00%
Maximum | United Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	60.00%
Minimum | United Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Actual allocations	40.00%